Loans receivable, net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Financing Receivables
Note 6- Loans receivable, net

The interest rates on loans issued ranged between 6% and 23% for the year ended December 31, 2018, and ranged between 12% and 16% for the year ended December 31, 2017.

Loans receivable consisted of the following:

	December 31,
	2018	2017
Loan receivable, gross
Personal loans	$30,941	$670
Corporate loans	6,125	-
Provision for loan losses	-	-
Total loans receivable, net	$37,066	$670
Less: classified as non-current loans receivable, net	(6,019)	-
Total current loans receivable, net	31,047	670

The following is a maturity analysis of the Company’s loans receivable at December 31, 2018:

For the year ending December 31,
2019	$31,047
2020	639
2021	4,338
2022	389
2023	33
2024 and thereafter	620
Total	37,066

The Company originates loans to customers located primarily in Hong Kong.

As of December 31, 2018 and 2017, the Company had 15 and 3 personal loan customers, and 3 and nil corporate loan customers, respectively. Provision for loan losses is estimated on a quarterly basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for corporate and personal loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

For the years ended December 31, 2018 and 2017, no provision was charged to the statement of income, and no write-off against provisions was made.

The following table represents the aging of loans receivable as of December 31, 2018 and 2017:

	December 31,
	2018	2017
1-89 days past due	$2,569	$2
90-179 days past due	-	-
180-365 days past due	-	96
Over 1 year past due	-	-
Total past due	$2,569	$98
Current	34,497	572
Total loans	$37,066	$670

Analysis of loans by collateral

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2018:

	Personal loans	Corporate loans	Total
Unsecured	$17,500	$-	$17,500
Unsecured - guarantee backed loans	-	3,846	3,846
Pledged assets backed loans	-	-	-
Collateral backed loans	13,441	2,279	15,720
	$30,941	$6,125	$37,066

Unsecured Loans
Unsecured loans are made to high net worth individuals.

Guarantee Backed Loans
A guaranteed loan is a loan guaranteed by a corporation or individual.

Pledged Asset Backed Loans
Pledged assets backed loans are loans with pledged assets. Lenders has rights of access to the pledged assets at the time the loan is made and do not need to register them with government entities to secure the loan.  If the borrower defaults, the Company can sell the assets to recover the outstanding balance owed.

Collateral Backed Loans
A collateral backed loan is a loan in which the borrower puts up an asset under their ownership, possession or control, as collateral for the loan. An asset usually is land use rights, equity shares, equipment or buildings. The loan is secured against the collateral and the Company does not take physical possession of the collateral at the time the loan is made. The Company will verify ownership of the collateral and then register the collateral with the appropriate government entities to complete the secured transaction.  In the event that the borrower defaults, the Company can then take possession of the collateral asset and sell it to recover the outstanding balance owed. If the sale proceed of the collateral asset is not sufficient to pay off the loan in full, the Company will file a lawsuit against the borrower and seek judgment for the remaining balance.

Both collateral loans and pledged loans are considered secured loans. The amount of a loan that lenders provide depends on the value of the collateral pledged.